Earnings per Share	12 Months Ended
Dec. 31, 2017
Earnings per Share [abstract]
Earnings per Share

24. Earnings per Share

	Year ended December 31,
Basic	2017	2016
Net income for the year	$66,305	$17,858
Weighted average number of shares (000's)	158,036	136,888
Earnings per share - basic	$0.42	$0.13

	Year ended December 31,
Diluted	2017	2016
Net income for the year	$66,305	$17,858
Weighted average number of shares ('000's)	158,036	136,888
Incremental shares from options	250	236
Incremental shares from warrants	26	929
Weighted average diluted number of shares (000's)	158,312	138,053

Diluted earnings per share	$0.42	$0.13

As at December 31, 2017, there were no anti-dilutive options or warrants excluded from the above calculation (2016 – Nil).